Segmented Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 1,935	$ 158,924
Assets held for sale	3,926	4,279
Exploration and evaluation assets	4,342	3,852
Total assets	326,723	293,799
Total liabilities	(136,020)	(134,178)
Property, plant and equipment additions	65,515	33,019
Loss from discontinued operations	(1,013)	(2,193)
Net (loss)/income	(36,234)	51,665
Exploration expenditures	(17,726)	(8,525)
Depreciation	(933)	(1,126)
Operating Segments | Organoclay Plant
Disclosure Of Operating Segments [Line Items]
Assets held for sale	3,926	4,279
Total assets	4,169	5,621
Total liabilities	(552)	(1,207)
Property, plant and equipment additions		23
Loss from discontinued operations	(1,013)	(2,193)
Net (loss)/income	(1,013)	(2,193)
Depreciation		(326)
Operating Segments | Thacker Pass
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	1,175	1,147
Exploration and evaluation assets	4,342	3,852
Total assets	6,437	5,817
Total liabilities	(7,000)	(3,325)
Property, plant and equipment additions	507	736
Net (loss)/income	(18,123)	(9,462)
Exploration expenditures	(16,794)	(8,525)
Depreciation	(484)	(379)
Operating Segments | Cauchari-Olaroz
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment		156,854
Total assets	131,394	248,821
Total liabilities		(42,431)
Property, plant and equipment additions	64,985	31,447
Net (loss)/income	(767)	3,035
Exploration expenditures	(932)
Depreciation	(279)	(195)
Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	760	923
Total assets	184,723	33,540
Total liabilities	(128,468)	(87,215)
Property, plant and equipment additions	23	813
Net (loss)/income	(16,331)	60,285
Depreciation	$ (170)	$ (226)